Investments in and Advances to Nonconsolidated Affiliates - Textual (Details)	Dec. 31, 2011 facilities
Investments in and Advances to Nonconsolidated Affiliates (Textual) [Abstract]
Number of Partially-Owned Subsidiaries	14
Number of General or Limited Partnerships, Limited Liability Companies, or Joint Ventures	10
Minimum [Member]
Investments in and Advances to Nonconsolidated Affiliates (Textual) [Abstract]
Nonconsolidated Affiliates, Ownership Percentage	1.00%
Maximum [Member]
Investments in and Advances to Nonconsolidated Affiliates (Textual) [Abstract]
Nonconsolidated Affiliates, Ownership Percentage	51.00%